PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS

                              STRONG EQUITY FUNDS
                                 ADVISOR CLASS

                             STRONG ENTERPRISE FUND
                               STRONG GROWTH FUND
                             STRONG GROWTH 20 FUND
                            STRONG OPPORTUNITY FUND

                 Supplement to the Prospectus dated May 1, 2000



STRONG ENTERPRISE FUND
Effective October 13, 2000, Mr. Thomas J. Pence became the manager of the Strong Enterprise Fund. Mr. Pence has over nine years of investment experience and is a Chartered Financial Analyst. Mr. Pence joined Strong as a portfolio manager in October 2000. From June 1991 to October 2000, Mr. Pence was an equity portfolio manager at Conseco Capital Management, Inc. From 1987 to June 1991, Mr. Pence was Director of Development at The Forum Group. Mr. Pence received his Masters of Business Administration in finance from the University of Notre Dame in 1986 and his bachelors degree in business from Indiana University in 1983.

STRONG ENTERPRISE FUND
STRONG GROWTH FUND
STRONG GROWTH 20 FUND
STRONG OPPORTUNITY FUND
Effective May 19, 2000, the Funds no longer intend to charge a front-end sales load. Any information describing the front-end sales load in the prospectus is deleted.




          The date of this Prospectus Supplement is October 20, 2000.

           PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                              STRONG GROWTH FUNDS
                                 INVESTOR CLASS

                            STRONG COMMON STOCK FUND
                             STRONG DISCOVERY FUND
                               STRONG GROWTH FUND
                        STRONG MID CAP DISCIPLINED FUND
                           STRONG MID CAP GROWTH FUND
                            STRONG OPPORTUNITY FUND
                          STRONG STRATEGIC GROWTH FUND


                   Supplement to Prospectus dated May 1, 2000




STRONG STRATEGIC GROWTH FUND
Effective October 13, 2000, Mr. Charles A. Paquelet is the portfolio manager of Strong Strategic Growth Fund.

STRONG DISCOVERY FUND
Effective August 31, 2000, Mr. Charles A. Paquelet is the sole manager of Strong Discovery Fund.





          The date of this Prospectus Supplement is October 20, 2000.